Subsequents events	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Subsequents events
42	Subsequents events

Between the reporting date and the date of authorization of the financial statements the following events have occurred.

(i) American Depositary Receipts (ADR)-to-share ratio change

On February 8, 2019 the Company has announced a change in the ratio of its ADRs to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares. The effective date of the ratio change is February 21, 2019. Pursuant to the ratio change, as of the effective date record holders of ADRs have been required to exchange their existing ADRs for new ADRs on the basis of 1 new ADR for every five 5 existing ADRs surrendered. No new shares have been issued in connection with the ratio change.

(ii) ADR/share buyback program

On February 8, 2019, the Board of Directors announced its intention to propose an ADR/Share buyback program at the Company’s next shareholders’ meeting, which is expected to be held by the end of April 2019. If approved by the Company’s shareholders, the Company will engage a financial institution to act as an agent for the Company and establish a written plan for repurchases of the Company’s ADRs and/or Shares. The Company would conduct any ADR and/or Share repurchases pursuant to the buyback program in compliance with the safe harbor provisions of Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Rule 10b-18”), and in accordance with Italian corporate law.

The Company would hold any ADRs or shares repurchased pursuant to the Buyback Program in treasury stock for general corporate purposes, including to service any incentive or retention plans that the Company might adopt for certain employees and directors.

(iii) Share-based incentive plan

On February 8, 2019, the Board of Directors announced its intention to propose a new multi-year share-based incentive plan for certain employees and directors of the Company and subsidiaries within the Natuzzi Group at the Company’s next shareholders’ meeting.

As of the date of the aforementioned announcement, the Board intended to propose a capital increase (reserved for employees and directors) and/or the aforementioned buyback program in order to fund the Incentive Plan.

As described in the aforementioned announcement, the Incentive Plan would intend to serve as an important tool in retaining the Natuzzi Group’s senior management over the coming years and as a means of linking the performance of senior management with the goals set out from time to time by the Natuzzi Group.